UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21287

 NAME OF REGISTRANT:                     John Hancock Preferred Income
                                         Fund III



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


2X30 John Hancock Funds Preferred Income Fund III
--------------------------------------------------------------------------------------------------------------------------
 FIRSTENERGY CORP.                                                                           Agenda Number:  934160348
--------------------------------------------------------------------------------------------------------------------------
        Security:  337932107
    Meeting Type:  Annual
    Meeting Date:  19-May-2015
          Ticker:  FE
            ISIN:  US3379321074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PAUL T. ADDISON                                           Mgmt          For                            For
       MICHAEL J. ANDERSON                                       Mgmt          For                            For
       WILLIAM T. COTTLE                                         Mgmt          For                            For
       ROBERT B. HEISLER, JR.                                    Mgmt          For                            For
       JULIA L. JOHNSON                                          Mgmt          For                            For
       CHARLES E. JONES                                          Mgmt          For                            For
       TED J. KLEISNER                                           Mgmt          For                            For
       DONALD T. MISHEFF                                         Mgmt          For                            For
       ERNEST J. NOVAK, JR.                                      Mgmt          For                            For
       CHRISTOPHER D. PAPPAS                                     Mgmt          For                            For
       LUIS A. REYES                                             Mgmt          For                            For
       GEORGE M. SMART                                           Mgmt          For                            For
       DR. JERRY SUE THORNTON                                    Mgmt          For                            For

2.     RATIFY THE APPOINTMENT OF THE INDEPENDENT                 Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM

3.     ADVISORY VOTE TO APPROVE NAMED EXECUTIVE                  Mgmt          For                            For
       OFFICER COMPENSATION

4.     APPROVE THE FIRSTENERGY CORP. 2015                        Mgmt          For                            For
       INCENTIVE COMPENSATION PLAN

5.     SHAREHOLDER PROPOSAL: REPORT ON LOBBYING                  Shr           For                            Against
       EXPENDITURES

6.     SHAREHOLDER PROPOSAL: REPORT ON CARBON                    Shr           For                            Against
       DIOXIDE GOALS

7.     SHAREHOLDER PROPOSAL: SIMPLE MAJORITY VOTE                Shr           For                            Against

8.     SHAREHOLDER PROPOSAL: PROXY ACCESS                        Shr           For                            Against
       REGULATION (BY-LAW)



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Preferred Income Fund III
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/26/2015